Schedule of Investments (unaudited) November 30, 2019	iShares® Currency Hedged MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Switzerland ETF(a)	198,810	$7,733,709

Total Investment Companies — 99.9% (Cost: $6,611,137)		7,733,709

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(a)(b)	3,000	3,000

Total Short-Term Investments — 0.0% (Cost: $3,000)		3,000

Total Investments in Securities — 99.9% (Cost: $6,614,137)		7,736,709

Other Assets, Less Liabilities — 0.1%		6,293

Net Assets — 100.0%		$7,743,002

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	—	$—	$235	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,000	—	—	3,000	3,000	15		—	—
iShares MSCI Switzerland ETF	194,217	4,593	—	198,810	7,733,709	—		—	280,726

					$7,736,709	$250		$—	$280,726

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,113,285	CHF	15,032,000	MS	12/03/19	$77,526
USD	7,769,868	CHF	7,740,000	MS	01/03/20	5,176

						82,702

CHF	15,032,000	USD	15,044,582	MS	12/03/19	(8,823)

	Net unrealized appreciation					$73,879

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Currency Hedged MSCI Switzerland ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$7,733,709	$—	$—	$7,733,709
Money Market Funds	3,000	—	—	3,000

	$7,736,709	$—	$—	$7,736,709

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$82,702	$—	$82,702
Liabilities
Forward Foreign Currency Exchange Contracts	—	(8,823)	—	(8,823)

	$—	$73,879	$—	$73,879

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

CHF	Swiss Franc

USD	United States Dollar

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